8. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade Receivables Tables Abstract
Trade receivables
	2018	2017
		Restated (Note 5.1)

Credit card companies (note 8.1)	38	234
Credit card companies - related parties (note 12.2)	58	170
Sales vouchers and trade receivables	128	147
Private label credit card	53	74
Receivables from related parties (note 12.2)	15	-
Receivables from suppliers	101	79
Allowance for doubtful accounts (note 8.2)	(5)	(6)
	388	698

Current	384	618
Noncurrent	4	80

Estimated losses on doubtful accounts
	2018	2017	2016
		Restated	Restated
At the beginning of the year	(4)	(2)	(392)
Effect of adoption of IFRS 9	(2)	(2)	(2)
Restated opening balance	(6)	(4)	(394)
Allowance booked for the year	(630)	(740)	(631)
Write-off of receivables	771	621	561
Assets held for sale and discontinued operations (note 32)	(140)	117	444
Exchange rate changes	-	-	16
At the end of the year	(5)	(6)	(4)

Aging list of gross receivables
			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

2018	393	362	10	5	5	11
2017 – Restated	704	673	15	5	2	9